Other Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Income
Government grants	$ 19,817,266	$ 6,292,006	$ 1,415,420
Claims for Goods insurance	4,528,165	1,698,484	583,958
Others	776,592	717,997	563,943
Total other income	$ 25,122,023	$ 8,708,487	$ 2,563,321